TOTAL OPERATING COSTS - Auditor Remuneration (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Audit of parent company and consolidated financial statements	€ 2,383	€ 4,932	€ 1,602
Audit of the company’s subsidiaries	4,167	3,800	1,697
Total audit	6,550	8,732	3,299
Audit related assurance services	1,187	1,512	3,218
Other assurance services	115	138	3
Total audit and audit-related assurance services	7,852	10,382	6,520
Taxation advisory services	0	508	0
All other services	90	3	2
Total non-audit or non-audit-related assurance services	90	511	2
Total audit and all other fees	€ 7,942	€ 10,893	€ 6,522